UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number:  811-23168

                       RIVERPARK FLOATING RATE CMBS FUND
               (Exact name of registrant as specified in charter)
                                    ________

                              156 West 56th Street
                                   17th Floor
                               New York, NY 10019
                    (Address of principal executive offices)
                                    ________

                                  Morty Schaja
                              156 West 56th Street
                                   17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)
                                    ________

       Registrant's telephone number, including area code: 1-212-484-2100
                     Date of Fiscal Year End: September 30
         Date of Reporting Period: September 30, 2016 to June 30, 2017
                                    ________



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ITEM 1. PROXY VOTING RECORD.

                       RIVERPARK FLOATING RATE CMBS FUND

  No securities held by the Riverpark Floating Rate CMBS Fund had proxy votes during the reporting period. Accordingly, no votes have been cast on securities by this Fund during the reporting period.

 The RiverPark Floating Rate CMBS Fund commenced operations September 30, 2016.


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERPARK FLOATING RATE CMBS FUND

By: /s/ Morty Schaja
    ----------------
    Morty Schaja
    President
    Date: August 30, 2017